Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Expenses
Management Fee	$ 218,107	$ 176,449	$ 678,610	$ 390,023
Professional fees	238,805	191,680	460,226	294,731
Custodian fees	66,741	53,989	207,324	119,636
Other	39,846	106,992	240,365	231,306
Total expenses	563,499	529,110	1,586,525	1,035,696
Net investment loss	(563,499)	(529,110)	(1,586,525)	(1,035,696)
Net realized gain and net change in unrealized appreciation on investment in Bitcoin
Net realized gain on investment in Bitcoin	599,279	51,684,799	52,607,095	1,039,910
Net change in unrealized appreciation on investment in Bitcoin	(21,756,490)	25,615,160	68,351,967	69,445,270
Total net realized gain and net change in unrealized appreciation on investment in Bitcoin	(21,157,211)	77,299,959	120,959,062	70,485,180
Net increase in net assets resulting from operations	$ (21,720,710)	$ 76,770,849	$ 119,372,537	$ 69,449,484